Unrealized Losses on Available-For-Sale Securities and Related Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 250,821	$ 174,964
Unrealized losses, 12 months or less	7,086	7,230
Fair value, greater than 12 months	8,875	15,692
Unrealized losses, greater than 12 months	501	4,697
Fair value, total	259,696	190,656
Unrealized losses, total	7,587	11,927
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	11,713
Unrealized losses, 12 months or less	103
Fair value, total	11,713
Unrealized losses, total	103
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	4,286	4,206
Unrealized losses, 12 months or less	187	282
Fair value, total	4,286	4,206
Unrealized losses, total	187	282
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	132,387	118,027
Unrealized losses, 12 months or less	3,313	5,912
Fair value, greater than 12 months	7,253	12,707
Unrealized losses, greater than 12 months	426	4,574
Fair value, total	139,640	130,734
Unrealized losses, total	3,739	10,486
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	102,435	52,731
Unrealized losses, 12 months or less	3,483	1,036
Fair value, greater than 12 months	1,622	2,985
Unrealized losses, greater than 12 months	75	123
Fair value, total	104,057	55,716
Unrealized losses, total	$ 3,558	$ 1,159